S000074770 [Member] Investment Strategy - DoubleLine Opportunistic Core Bond ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income instruments or other investments with economic characteristics similar to fixed income instruments. Fixed income instruments include, but are not limited to, bonds, debt securities and other fixed income and income-producing instruments of any kind issued or guaranteed by governmental or private-sector entities. Such instruments may include, among others, securities issued or guaranteed by the
United States Government, its agencies, instrumentalities or sponsored corporations; corporate obligations; agency and non‑agency mortgage-backed securities of any kind, including commercial and residential mortgage-backed securities; asset-backed securities; securitized investments such as collateralized debt obligations (“CDOs”), including collateralized loan obligations (“CLOs”); inflation indexed bonds; covenant-lite loans; foreign fixed-income securities (corporate and government, including foreign hybrid securities); emerging market fixed income securities (corporate and government); fixed income securities offered through private placements; and fixed and floating rate debt instruments of any kind (including, among others, bank loans, assignments, participations, subordinated loans, debtor‑in‑possession loans, exit facilities, delayed funding loans and revolving credit facilities). The Fund’s investments may be issued in any currency and may bear fixed or variable interest rates of any maturity. Derivatives that have economic characteristics similar to the investments included in the Fund’s 80% investment policy will be counted for purposes of such policy.
The Fund may invest in fixed income instruments of any credit quality, including those that are at the time of investment unrated or rated BB+ or lower by S&P Global Ratings or Ba1 or lower by Moody’s Investors Service, Inc. or the equivalent by any other nationally recognized statistical rating organization. Corporate bonds and any other fixed income instruments rated below investment grade, or such instruments that are unrated and determined by the Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as “junk bonds”. Such “junk bonds” also may be considered to possess some speculative characteristics. The Fund may invest up to 50% of its net assets in junk bonds, bank loans and assignments rated below investment grade or unrated but determined by the Adviser to be of comparable quality. The Adviser does not consider the term “junk bonds” to include any mortgage-backed securities or any other asset-backed securities, regardless of their credit rating or credit quality. The Fund may invest without limit in below investment grade mortgage-backed securities and other asset-backed securities.
The Fund may invest up to 5% of its net assets in defaulted corporate securities. The Fund might do so, for example, where the portfolio managers believe the restructured enterprise valuations or liquidation valuations may exceed current market values. The Fund may invest a portion of its assets in inverse floaters and interest-only and principal-only securities.
The Fund may also invest a portion of its assets in fixed income instruments (including hybrid securities) issued or guaranteed by companies, financial institutions and government entities in emerging market countries. An “emerging market country” is a country that, at the time the Fund invests in the related fixed income instruments, is classified as an emerging or developing economy by any supranational organization such as an institution in the World Bank Group or the United Nations, or an agency thereof, or is considered an emerging market country for purposes of constructing a major emerging market securities index.
The Fund may pursue its investment objective and obtain exposures to some or all of the asset classes described above by investing in other investment companies, including other open‑end or closed‑end investment companies and ETFs, in each case affiliated or unaffiliated with the Fund. The amount of the Fund’s investment in certain investment companies may be limited by law or by tax considerations.
In managing the Fund’s portfolio, the portfolio managers typically use a controlled risk approach. The techniques of this approach attempt to control the principal risk components of the fixed income markets and may include, among other factors, consideration of the Adviser’s view of the following: the potential relative performance of various market sectors, security selection available within a given sector, the risk/reward equation for different asset classes, liquidity conditions in various market sectors, the shape of the yield curve and projections for changes in the yield curve, potential fluctuations in the overall level of interest rates, and current fiscal policy.
The portfolio managers utilize active asset allocation in managing the Fund’s investments and have significant latitude to invest across fixed income sectors with varying weightings.
The Adviser monitors the duration of the Fund’s portfolio securities to seek to assess and, in its discretion, adjust the Fund’s exposure to interest rate risk. In managing the Fund’s investments, under normal market conditions, the portfolio managers intend to seek to construct an investment portfolio with a dollar-weighted average effective duration of no less than two years and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage prepayment rates as determined by the Adviser. The effective duration of the Fund’s investment portfolio may vary materially from its target range, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will always be within its target range.
The Fund may enter into derivatives transactions and other instruments of any kind for hedging purposes or otherwise to gain, or reduce, exposure to one or more asset classes or issuers. When seeking to effect or create investment leverage, the Fund typically will use derivatives transactions. The Fund may use futures contracts and options on futures contracts, in order to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures; interest rate swaps, to gain indirect exposures to interest rates, issuers, or currencies, or to hedge against portfolio exposures; put and call options, and exchange-traded and structured notes, to take indirect positions on indexes, securities, currencies, or other indicators of value, or to hedge against portfolio exposures.
Additionally, the Fund may enter into contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”), including securities it does not currently own, in furtherance of its strategies, including for any kind of hedging purposes. Forward commitments include a variety of transactions, including when-issued, delayed delivery and to‑be‑announced transactions (e.g., “To Be Announced” Securities). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls), which may create investment leverage.
Portfolio securities may be sold at any time. Sales typically occur when the Fund’s portfolio managers determine to take advantage of what the portfolio managers consider to be a better investment opportunity, when the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities, when the portfolio managers perceive deterioration in the credit fundamentals of the issuer, or when the individual security has reached the portfolio managers’ sell target. The Fund’s investment strategy may involve active and frequent trading of portfolio securities.
The Fund is classified as a non‑diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest in the securities of a smaller number of issuers than a diversified fund.